UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 12b-25
NOTIFICATION OF LATE FILING

SEC FILE NUMBER:  001-33709
CUSIP NUMBER:  16937S 10 2

(Check One):	o Form 10-K o Form 20-F o Form 11-K x Form 10-Q o Form N-SAR o Form N-CSR

For Period Ended: September 30, 2010

o Transition Report on Form 10-K
o Transition Report on Form 20-F
o Transition Report on Form 11-K
o Transition Report on Form 10-Q
o Transition Report on Form N-SAR

For the Transition Period Ended: ________________________

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:
______________________________________________________________________________

PART I -- REGISTRANT INFORMATION

China Architectural Engineering, Inc.

Full name of registrant:

Former name if applicable:

Research Building, No. 801 Wuzhong Road, Changzhou Science and Education Industrial Park, Wujin District[Missing Graphic Reference]
Address of principal executive office (Street and number):

Changzhou, Jiangsu, China 213164

City, state and zip code

PART II -- RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

☒	(b)
The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III -- NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report portion thereof, could not be filed within the prescribed time period.

The Registrant is unable to prepare and review all necessary information and disclosures in its Quarterly Report on Form 10-Q within the prescribed time period without incurring unreasonable effort and expense.  The Registrant requires additional efforts and time to accurately prepare and present all necessary disclosures.  The additional time is primarily due to the additional work required for finalizing certain accounting details associated with the Company’s acquisition on August 18, 2010 of 60% of the issued and outstanding shares of New Crown Technology Limited, which is the holder of 100% of the equity interests of Shanghai ConnGame Network Ltd. (“ConnGame”).   Due to foregoing, the Registrant was not able to prepare and review all necessary information and disclosures in its Quarterly Report on Form 10-Q within the prescribed time period. The Registrant will file its Quarterly Report on Form 10-Q no later than the fifth calendar day following the prescribed due date for such report.

PART IV -- OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Wing Lun (Alan) Leung	+86	519 86339908
(Name)	(Area Code)	(Telephone Number)

(2)
Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

☒ Yes ☐ No

(3)
Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

☒ Yes ☐ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Owing to the effects of the RMB appreciation on the operational costs and a decline in the global economy and construction industry, completion of international construction projects completed in 2009 such as the Dubai Metro Red Line, Guangdong Science City Headquarter Phase I, and Doha High Rise Office Tower, in addition to the Registrant’s cessation of its international projects, the Registrant’s turnover for the three months ended September 30, 2010 was significantly less than the comparable period in the previous year 2009 while the losses were roughly the same, as reported in the Company’s Quarterly Report on Form 10-Q as filed with the SEC. In addition, and as noted above in Part III, the Registrant acquired a 60% interest in ConnGame on August 18, 2010.  ConnGame is a start-up, development-stage company that has not yet generated or realized material amount of  revenues from its business operations.  In 2009, ConnGame began developing new software gaming engines and online gaming products to be sold in the PRC and ConnGame’s primary focus in 2010 will be the alpha and subsequent beta testing of its two proprietary game engines and two MMORPG games.  As a result of the acquisition, the Registrant will experience additional expenses and costs of operations, but no additional material amount of revenue for the period.

As a result of the foregoing, contract revenues earned for the three months ended September 30, 2010 are expected to be approximately $4.4 million, a decrease of $21.2 million, or 83%, from the contract revenues earned of $25.6 million for the comparable period in 2009.

Selling, general and administrative expenses are expected to be $3.9 million for the three months ended September 30, 2010, a decrease of approximately $1.6 million, or 29%, from approximately $5.5 million for the comparable period in 2009. The selling, general and administrative expenses for the three months ended September 30, 2010 included the operational expenses of $0.6 million of ConnGame after the acquisition.

Net loss for the three months ended September 30, 2010 is expected to be approximately $8.6 million, a slight increase of $0.2 million, or 2%, from net loss of $8.4 million for the comparable period in 2009.

This Form 12b-25 contains forward-looking statements that involve substantial risks and uncertainties.  These statements include, among others, information regarding future operations, future capital expenditures, and future net cash flow. Such statements reflect our management’s current views with respect to future events and financial performance and involve risks and uncertainties, including, without limitation, completion of the processing of the quarterly report and review by auditors, identification and remediation of the Registrant's deficiencies and material weaknesses in its internal controls over financial reporting; potential claims or litigation that may result from the occurrence of restatements; the acquisition of ConnGame and difficulties related to integration of the operations and personnel of the two companies, in addition to regulatory approvals; new executive management and board members appointed after the acquisition of ConnGame; the Registrant's new entrance into the online MMORPG gaming industry with the acquisition of ConnGame; required payments and other obligations as required under the waiver agreement and the risk of adjustment to the conversion price and demand repayment of the Bonds; the Registrant's ability to find funding in the event that the Bonds are called for repayment; resolution of the dispute regarding the Dubai Railway Project; ability to identify and secure debt, equity, and/or other financing required to continue the operations of the Registrant; reduction or reversal of the Registrant's recorded revenue or profits due to "percentage of completion" method of accounting and expenses; the Registrant's ability to obtain a modification for the Waiver agreement with the bondholders applicable to the proposed acquisition of ConnGame; increasing provisions for bad debt related to the Registrant's accounts receivable; fluctuation and unpredictability of costs related to our products and services; adverse capital and credit market conditions; fluctuation and unpredictability of costs related to the Registrant's products and services; expenses and costs associated with its convertible bonds, regulatory approval requirements and competitive conditions; and various other matters, many of which are beyond our control. Actual results may vary materially and adversely from those anticipated, believed, estimated or otherwise indicated should one or more of these risks or uncertainties occur or if any of the risks or uncertainties described elsewhere in this report or in the “Risk Factors” section of our 2009 annual report occur.

China Architectural Engineering, Inc.
[Missing Graphic Reference]
(Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 16, 2010	By:	/s/ Wing Lun (Alan) Leung
Name: Wing Lun (Alan) Leung
Title: Chief Executive Officer

INSTRUCTION:  The form may be signed by an executive officer of the registrant or by any other duly authorized representative.  The name and title of the person signing the form shall be typed or printed beneath the signature.  If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION

Intentional misinformation or omissions of fact
constitute Federal Criminal Violations (See 18 U.S.C. 1001).